Preferred shares and other financial instruments subject to redemption and other preferential rights - Summary of other financial instruments and convertible redeemable preferred shares (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred Shares And Other Financial Instruments Subject To Redemption And Other Preferential Rights [Abstract]
Other financial instruments	¥ 0	¥ 138,938	¥ 621,449	¥ 752,120
Convertible redeemable preferred shares		8,042,784
Other financial instrument and convertible redeemable preferred shares		¥ 8,181,722